Deferred Shares - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended		1 Months Ended						1 Months Ended
	Nov. 30, 2010 USD ($)	Jul. 31, 2008 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012	Nov. 30, 2010 Deferred Shares USD ($)	Nov. 30, 2010 Deferred Shares EUR (€)	Jul. 31, 2010 Deferred Shares	Jul. 31, 2008 Deferred Shares	Jun. 30, 2013 Deferred Shares	Dec. 31, 2012 Deferred Shares	Nov. 30, 2010 Ordinary Shares USD ($)	Jul. 31, 2010 Ordinary Shares	Jul. 31, 2008 Ordinary Shares USD ($)	Nov. 30, 2010 Ordinary Shares Authorized and unissued
Class of Stock [Line Items]
Maximum share capital issued that can be redeemable and serve no other purpose				90.00%
Number of shares converted		3,062,833					100,000,000,000				10,193,347			2,230,330
Number of shares issued upon conversion					2,230,330	2,230,330		705,658				100,000
Authorized and unissued deferred shares, cancelled							215,088
Authorized and issued deferred shares					2,230,330	2,230,330	0		5,000,004	5,000,004
Authorized and unissued ordinary shares, amount of increase												100,000
Deferred shares, par value						€ 0.01
Deferred shares, value	$ 53,515	$ 15,000	$ 53,515		$ 29	€ 22					$ 202		$ 72